Income taxes and mining tax credits - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
(Loss) income before income taxes	$ (1,663,674)	$ 1,150,637
Statutory tax rate	27.00%	27.00%
Expected income tax (recovery) expense at the statutory tax rate	$ (449,192)	$ 310,672
Items not deductible for tax and other	52,943	618,099
True-up	(287,716)
Change in unrecognized tax benefits	683,965	(928,771)
Income tax recovery	$ 0	$ 0